Income Tax Provision (Details) - Schedule of Income Taxes Expense - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Current:
Federal		$ (94,570)		$ 562,587				$ 743,061
State		(55,391)		205,470
Foreign		(206,346)
Total		(356,307)		768,057
Deferred:
Federal		(116,145)		17,675			$ (133,051)		$ (554,294)
State				6,455			(141,572)		(125,235)
Foreign		(21,379)					(540,029)
Total		(137,524)		24,130			(1,236,478)	159,221	(679,527)	220,619
Total tax expense (benefit)	$ 35,859	$ (493,831)	$ 243,408	$ 792,187	$ 101,365	$ 265,419	$ 1,388,983	$ (743,061)	$ 2,414,298